Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 17,528	$ 8,793
Short-term deposits	19,905	4,114
Amounts receivable and prepaid expenses	4,970	3,274
Investment in marketable securities	3,826	3,032
Total current assets	46,229	19,213
Non-current assets
Convertible notes receivable	529	529
Investment in associate	2,611	2,361
Mineral interests	591,446	425,671
Right of use asset	235	271
Reclamation deposits	6,767	1,327
Total non-current assets	601,588	430,159
Total assets	647,817	449,372
Current liabilities
Accounts payable and accrued liabilities	5,377	4,692
Flow-through share premium	2,276	92
Lease obligations	41	46
Provision for reclamation liabilities	2,500	1,860
Total current liabilities	10,194	6,690
Non-current liabilities
Deferred income tax liabilities	19,034	22,426
Lease obligations	207	228
Provision for reclamation liabilities	3,664	5,005
Total non-current liabilities	22,905	27,659
Total liabilities	33,099	34,349
Shareholders’ equity	614,718	415,023
Total liabilities and shareholders’ equity	$ 647,817	$ 449,372